UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2015

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited)

Shares		Value*
Common Stock—66.2%
	Aerospace & Defense—3.1%
39,800	Boeing Co.	$5,134,996
72,400	L-3 Communications Holdings, Inc.	8,352,788
142,400	Textron, Inc. (a)	5,824,160
		19,311,944
	Auto Components—1.4%
197,600	Johnson Controls, Inc.	8,919,664

	Automobiles—1.9%
547,300	Ford Motor Co.	8,838,895
81,109	General Motors Co.	2,796,638
		11,635,533
	Beverages—2.7%
205,700	Coca-Cola Co.	8,390,503
101,300	PepsiCo, Inc.	8,700,657
		17,091,160
	Biotechnology—2.3%
38,600	Amgen, Inc. (a)	4,313,550
128,700	Gilead Sciences, Inc. (b)	10,101,663
		14,415,213
	Chemicals—0.8%
47,600	Monsanto Co.	5,269,320

	Communications Equipment—4.1%
329,000	Cisco Systems, Inc.	7,603,190
108,600	Harris Corp.	7,984,272
128,100	Qualcomm, Inc.	10,082,751
		25,670,213
	Computers & Peripherals—2.9%
15,800	Apple, Inc.	9,323,422
341,500	EMC Corp. (a)	8,810,700
		18,134,122
	Construction & Engineering—0.2%
15,200	Fluor Corp.	1,150,640

	Diversified Telecommunication Services—1.3%
170,800	Verizon Communications, Inc.	7,981,484

	Electric Utilities—1.7%
68,057	Entergy Corp.	4,934,132
97,185	Exelon Corp.	3,404,391
73,796	PPL Corp.	2,460,359
		10,798,882
	Electronic Equipment, Instruments & Components—1.6%
106,200	Amphenol Corp., Class A (a)	10,126,170

	Energy Equipment & Services—3.6%
78,600	Diamond Offshore Drilling, Inc.	4,292,346
105,200	National Oilwell Varco, Inc.	8,261,356
72,000	Schlumberger Ltd.	7,311,600
119,760	Weatherford International Ltd. (b)	2,514,960
		22,380,262

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

Shares		Value*
	Food & Staples Retailing—2.2%
38,400	Costco Wholesale Corp.	$4,442,112
96,300	Kroger Co.	4,433,652
74,100	Walgreen Co.	5,031,390
		13,907,154
	Food Products—0.1%
20,500	Archer-Daniels-Midland Co.	896,465

	Health Care Equipment & Supplies—2.1%
126,700	Baxter International, Inc.	9,222,493
10,600	Intuitive Surgical, Inc. (b)	3,834,020
		13,056,513
	Health Care Providers & Services—1.7%
61,700	McKesson Corp. (a)	10,439,023

	Hotels, Restaurants & Leisure—2.2%
88,100	McDonald’s Corp.	8,931,578
70,400	Starbucks Corp.	4,971,648
		13,903,226
	Household Products—1.5%
115,100	Procter & Gamble Co.	9,501,505

	Independent Power Producers & Energy Traders—1.0%
192,460	NRG Energy, Inc.	6,297,291

	Industrial Conglomerates—1.7%
388,085	General Electric Co.	10,435,606

	Insurance—2.4%
21,129	American International Group, Inc.	1,122,584
101,980	Assured Guaranty Ltd.	2,438,342
46,000	Genworth Financial, Inc., Class A (b)	821,100
11,760	MetLife, Inc.	615,636
116,700	Prudential Financial, Inc.	9,415,356
19,230	XL Group PLC, Class A	602,860
		15,015,878
	Internet & Catalog Retail—0.9%
17,500	Amazon.com, Inc. (b)	5,322,275

	Internet Software & Services—1.8%
	Google, Inc. (b),
10,800	Class A	5,776,704
10,800	Class C	5,687,928
		11,464,632
	IT Services—2.2%
42,400	International Business Machines Corp.	8,330,328
26,100	Visa, Inc., Class A	5,288,121
		13,618,449
	Machinery—3.8%
170,200	AGCO Corp.	9,480,140
94,500	Deere & Co.	8,820,630
96,200	Joy Global, Inc.	5,808,556
		24,109,326
	Media—0.7%
78,300	Comcast Corp., Class A (a)	4,052,808

	Metals & Mining—0.9%
155,800	Freeport-McMoRan Copper & Gold, Inc.	5,354,846

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

Shares		Value*
	Multiline Retail—1.3%
135,700	Target Corp.	$8,379,475

	Multi-Utilities—0.2%
28,169	PG&E Corp.	1,283,943

	Oil, Gas & Consumable Fuels—3.2%
29,155	Apache Corp.	2,530,654
83,400	Occidental Petroleum Corp.	7,985,550
129,500	Peabody Energy Corp.	2,461,795
127,700	Valero Energy Corp.	7,300,609
		20,278,608
	Pharmaceuticals—1.5%
161,900	Bristol-Myers Squibb Co.	8,109,571
26,846	Teva Pharmaceutical Industries Ltd., ADR	1,311,695
		9,421,266
	Semiconductors & Semiconductor Equipment—2.9%
318,000	Intel Corp.	8,487,420
218,100	Texas Instruments, Inc.	9,912,645
		18,400,065
	Software—3.4%
275,700	Microsoft Corp. (a)	11,138,280
254,000	Oracle Corp. (a)	10,383,520
		21,521,800
	Specialty Retail—0.9%
73,400	Home Depot, Inc.	5,836,034

	Total Common Stock (cost-$465,613,106)	415,380,795

Convertible Preferred Stock—23.9%
	Aerospace & Defense—0.9%
88,250	United Technologies Corp., 7.50%, 8/1/15	5,836,855

	Airlines—0.8%
97,000	Continental Airlines Finance Trust II, 6.00%, 11/15/30	4,840,901

	Automobiles—0.8%
60,000	Escrow GM Corp., 7/15/33 (b)(c)	—
149,215	The Goldman Sachs Group, Inc., 8.50%, 12/16/14 (General Motors) (d)	5,198,501
		5,198,501
	Biotechnology—0.6%
61,410	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (d)	3,984,895

	Capital Markets—0.0%
	Escrow Lehman Brothers Holdings, Inc. (b)(c)(e),
42,200	6.00%, 10/12/10, Ser. GIS	—
42,700	28.00%, 3/6/09, Ser. RIG	—
		—
	Commercial Banks—2.5%
3,050	Huntington Bancshares, Inc., 8.50% (f)	3,904,000
124,870	The Goldman Sachs Group, Inc., 8.00%, 1/14/15 (Citigroup Inc.) (d)	6,096,403
5,000	Wells Fargo & Co., 7.50%, Ser. L (f)	5,972,425
		15,972,828

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

Shares		Value*
	Diversified Financial Services—2.0%
	Bank of America Corp.,
4,825	7.25%, Ser. L (f)	$5,492,056
49,900	8.00%, 2/10/15 (Allergan, Inc.) (d)	7,123,724
		12,615,780
	Electric Utilities—1.1%
47,900	NextEra Energy, Inc., 5.599%, 6/1/15	3,161,400
75,000	PPL Corp., 8.75%, 5/1/14	4,050,000
		7,211,400
	Energy Equipment & Services—2.2%
112,460	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes) (d)	7,440,354
113,965	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (d)	6,150,691
		13,591,045
	Food Products—0.8%
48,800	Bunge Ltd., 4.875% (f)	5,202,080

	Household Durables—0.9%
158,410	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (d)	5,471,481

	Insurance—0.9%
189,400	MetLife, Inc., 5.00%, 10/8/14	5,767,230

	Internet & Catalog Retail—0.9%
5,960	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (d)	5,697,820

	Machinery—1.1%
	Stanley Black & Decker, Inc.,
25,400	4.75%, 11/17/15	3,300,984
29,415	6.25%, 11/17/16	3,289,480
		6,590,464
	Metals & Mining—1.2%
178,300	ArcelorMittal, 6.00%, 1/15/16	4,334,919
161,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	3,060,610
		7,395,529
	Multiline Retail—1.0%
111,600	The Goldman Sachs Group, Inc., 8.00%, 1/12/15 (Macy’s) (d)	6,160,990

	Multi-Utilities—0.5%
58,650	AES Trust III, 6.75%, 10/15/29	3,008,745

	Oil, Gas & Consumable Fuels—1.7%
25,000	ATP Oil & Gas Corp., 8.00%, 10/1/14 (b)(e)(f)(g)(h)	1,250
34,050	Chesapeake Energy Corp., 5.00% (f)	3,422,025
59,825	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (d)	5,630,729
15,000	SandRidge Energy, Inc., 7.00% (f)	1,601,250
		10,655,254
	Pharmaceuticals—0.9%
111,040	JPMorgan Chase & Co., 8.00%, 4/30/15 (Mylan, Inc.) (d)	5,495,370

	Real Estate Investment Trust—2.1%
131,200	Alexandria Real Estate Equities, Inc., 7.00% (f)	3,660,480
98,900	FelCor Lodging Trust, Inc., 1.95%, Ser. A (f)	2,470,522
75,000	Health Care REIT, Inc., 6.50%, 4/20/18 Ser. I (f)	4,301,250
53,455	Weyerhaeuser Co., 6.375%, 7/1/16	2,992,945
		13,425,197
	Specialty Retail—1.0%
5,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (g)(h)	5,957,450

	Total Convertible Preferred Stock (cost-$151,147,160)	150,079,815

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
Convertible Bonds & Notes—7.6%
	Biotechnology—0.0%
$150	Dendreon Corp., 2.875%, 1/15/16	$113,437

	Capital Markets—1.1%
2,900	Ares Capital Corp., 5.75%, 2/1/16	3,153,750
3,370	BGC Partners, Inc., 4.50%, 7/15/16	3,635,387
		6,789,137
	Construction Materials—0.7%
3,375	Cemex S.A.B. de C.V., 4.875%, 3/15/15	4,239,844

	Diversified Telecommunications Services—0.3%
1,120	Level 3 Communications, Inc., 7.00%, 3/15/15	1,861,300

	Hotels, Restaurants & Leisure—1.0%
2,995	MGM Resorts International, 4.25%, 4/15/15	4,280,978
2,000	Morgans Hotel Group Co., 2.375%, 10/15/14	1,987,500
		6,268,478
	Internet Software & Services—0.1%
475	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18 (g)(h)	521,906

	Machinery—2.1%
3,315	Greenbrier Cos, Inc., 3.50%, 4/1/18	5,134,106
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (i)	3,125,625
1,000	7.875%, 3/1/26	1,526,875
3,450	Navistar International Corp., 3.00%, 10/15/14	3,482,344
		13,268,950
	Marine—0.2%
1,650	DryShips, Inc., 5.00%, 12/1/14	1,631,438

	Media—0.5%
6,200	Liberty Interactive LLC, 3.50%, 1/15/31	3,231,750

	Metals & Mining—0.4%
2,300	Steel Dynamics, Inc., 5.125%, 6/15/14	2,496,938

	Oil, Gas & Consumable Fuels—0.4%
3,250	Endeavour International Corp., 5.50%, 7/15/16	2,291,250

	Software—0.5%
3,125	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,046,875

	Thrifts & Mortgage Finance—0.0%
200	MGIC Investment Corp., 5.00%, 5/1/17	231,750

	Tobacco—0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20	1,776,500

	Total Convertible Bonds & Notes (cost-$44,028,291)	47,769,553

Units
Warrants (b)—0.0%
11,116	General Motors Co., expires 7/10/16 (cost-$775,631)	232,436

Principal Amount (000s)
Short-Term Investments—2.1%
	Time Deposit—2.1%
$12,889	Wells Fargo-Grand Cayman, 0.03%, 5/1/14 (cost-$12,889,450)	12,889,450

	Total Investments, before call options written (cost-$674,453,638)—(j) 99.8%	$626,352,049

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

Contracts		Value*
Call Options Written (b)—(0.0)%
	Amgen, Inc., (ASE),
230	strike price $130, expires 5/17/14	$(690)
	Comcast Corp., (NYSE),
350	strike price $52.50, expires 5/17/14	(12,250)
	Deere & Co., (ASE),
660	strike price $97.50, expires 5/17/14	(17,490)
	EMC Corp., (ASE),
2,050	strike price $29, expires 5/17/14	(3,075)
	Home Depot, Inc., (ASE),
365	strike price $82.50, expires 5/17/14	(7,300)
	McKesson Corp., (ASE),
285	strike price $185, expires 5/17/14	(6,413)
	Microsoft Corp., (ASE),
1,380	strike price $43, expires 5/17/14	(4,830)
	Oracle Corp., (ASE),
1,270	strike price $43, expires 5/17/14	(8,255)
	Total Call Options Written (premiums received-$364,377)	(60,303)

	Total Investments, net of call options written (cost-$674,089,261)—99.8%	626,291,746
	Other assets less other liabilities—0.2%	1,060,955
	Net Assets—100.0%	$627,352,701

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and to Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Fair-Valued—Securities with an aggregate value of $0.

(d)         Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(e)          In default.

(f)           Perpetual maturity. The date shown, if any, is the next call date.

(g)          Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate value of $6,480,606, representing 1.0% of net assets.

(h)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)             Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(j)            At April 30, 2014, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $674,608,325. Gross unrealized appreciation was $27,441,508, gross unrealized depreciation was $75,697,784 and net unrealized depreciation was $48,256,276. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(k)         Transactions in call options written for the three months ended April 30, 2014:

	Contracts	Premiums
Options outstanding, January 31, 2014	3,830	$220,497
Options written	7,480	422,289
Options terminated in closing purchase transactions	(985)	(61,597)
Options expired	(3,735)	(216,812)
Options outstanding, April 30, 2014	6,590	$364,377

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets  or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless if the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

A summary of the inputs used at April 30, 2014 in valuing  the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable		Value at
	Quoted Prices	Inputs	Inputs		4/30/14
Investments in Securities - Assets
Common Stock	$415,380,795	$—	$—		$415,380,795
Convertible Preferred Stock:
Airlines	—	4,840,901	—		4,840,901
Automobiles	—	—	5,198,501		5,198,501
Biotechnology	—	—	3,984,895		3,984,895
Capital Markets	—	—	—	*	—
Commercial Banks	9,876,425	—	6,096,403		15,972,828
Diversified Financial Services	5,492,056	—	7,123,724		12,615,780
Energy Equipment & Services	—	—	13,591,045		13,591,045
Household Durables	—	—	5,471,481		5,471,481
Internet & Catalog Retail	—	—	5,697,820		5,697,820
Metals & Mining	3,060,610	4,334,919	—		7,395,529
Multiline Retail	—	—	6,160,990		6,160,990
Oil, Gas & Consumable Fuels	1,601,250	3,423,275	5,630,729		10,655,254
Pharmaceuticals	—	—	5,495,370		5,495,370
Specialty Retail	—	5,957,450	—		5,957,450
All Other	47,041,971	—	—		47,041,971
Convertible Bonds & Notes	—	47,769,553	—		47,769,553
Warrants	232,436	—	—		232,436
Short-Term Investments	—	12,889,450	—		12,889,450
	482,685,543	79,215,548	64,450,958		626,352,049
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(60,303)	$—	$—		$(60,303)
Totals	$482,625,240	$79,215,548	$64,450,958		$626,291,746

At April 30, 2014, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2014, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/14	Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Level 3	Level 3	4/30/14
Investments in Securities - Assets
Convertible Preferred Stock:
Automobiles	$3,604,568	$1,942,605	$—	$—	$—	$(348,672)	$—	$—	$5,198,501
Biotechnology	4,170,353	—	—	—	—	(185,458)	—	—	3,984,895
Capital Markets	143,646	—	—	—	—	(143,646)	—	—	—	*
Commercial Banks	5,469,485	838,733	—	—	—	(211,815)	—	—	6,096,403
Computers & Peripherals	3,287,138	2,213,120	(5,714,141)	—	—	213,883	—	—	—
Diversified Financial Services	—	5,738,999	—	—	—	1,384,725	—	—	7,123,724
Energy Equipment & Services	5,235,552	7,034,561	—	—	—	1,320,932	—	—	13,591,045
Household Durables	5,724,938	—	—	—	—	(253,457)	—	—	5,471,481
Insurance	4,310,970	—	(4,479,313)	—	356,502	(188,159)	—	—	—
Internet & Catalog Retail	5,736,202	—	—	—	—	(38,382)	—	—	5,697,820
Multiline Retail	5,989,572	—	—	—	—	171,418	—	—	6,160,990
Oil, Gas & Consumable Fuels	—	5,729,078	—	—	—	(98,349)	—	—	5,630,729
Pharmaceuticals	—	5,564,436	—	—	—	(69,066)	—	—	5,495,370
Total Investments	$43,672,424	$29,061,532	$(10,193,454)	$—	$356,502	$1,553,954	$—	$—	$64,450,958

* Includes securities fair valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2014 was $1,528,230.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2014:

	Ending Balance	Valuation	Unobservable
	at 4/30/14	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$64,450,958	Third-Party Pricing Vendor	Single Broker Quote	$34.54-$956.01

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

NYSE — New York Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: June 19, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: June 19, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2014